Average Annual Total Returns	0 Months Ended
Oct. 01, 2011
(Columbia High Yield Opportunity - ABC) | (Columbia High Yield Opportunity Fund) | Class A Shares
Average Annual Return:
1 year	8.79%
5 years	4.97%
10 years	5.39%
(Columbia High Yield Opportunity - ABC) | (Columbia High Yield Opportunity Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	5.91%
5 years	2.04%
10 years	2.27%
(Columbia High Yield Opportunity - ABC) | (Columbia High Yield Opportunity Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	5.59%
5 years	2.44%
10 years	2.62%
(Columbia High Yield Opportunity - ABC) | (Columbia High Yield Opportunity Fund) | Class B Shares
Average Annual Return:
1 year	8.37%
5 years	4.93%
10 years	5.12%
(Columbia High Yield Opportunity - ABC) | (Columbia High Yield Opportunity Fund) | Class C Shares
Average Annual Return:
1 year	12.53%
5 years	5.37%
10 years	5.27%
(Columbia High Yield Opportunity - ABC) | (Columbia High Yield Opportunity Fund) | JP Morgan Global High Yield Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	15.05%
5 years	8.93%
10 years	9.25%
(Columbia High Yield Opportunity - ABC) | (Columbia High Yield Opportunity Fund) | Credit Suisse High Yield Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	14.42%
5 years	8.40%
10 years	9.11%
(Columbia High Yield Opportunity - Z) | (Columbia High Yield Opportunity Fund) | Class Z Shares
Average Annual Return:
1 year	14.49%
5 years	6.26%
10 years	6.17%
(Columbia High Yield Opportunity - Z) | (Columbia High Yield Opportunity Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	11.37%
5 years	3.20%
10 years	2.92%
(Columbia High Yield Opportunity - Z) | (Columbia High Yield Opportunity Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	9.29%
5 years	3.47%
10 years	3.22%
(Columbia High Yield Opportunity - Z) | (Columbia High Yield Opportunity Fund) | JP Morgan Global High Yield Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	15.05%
5 years	8.93%
10 years	9.25%
(Columbia High Yield Opportunity - Z) | (Columbia High Yield Opportunity Fund) | Credit Suisse High Yield Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	14.42%
5 years	8.40%
10 years	9.11%
(Columbia International Bond Fund - ACI) | (Columbia International Bond Fund) | Class A Shares
Average Annual Return:
1 year	0.66%
Life of Fund	4.88%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - ACI) | (Columbia International Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	(0.42%)
Life of Fund	3.96%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - ACI) | (Columbia International Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	0.44%
Life of Fund	3.62%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - ACI) | (Columbia International Bond Fund) | Class C Shares
Average Annual Return:
1 year	3.84%
Life of Fund	6.52%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - ACI) | (Columbia International Bond Fund) | Class I Shares
Average Annual Return:
1 year	5.90%
Life of Fund	7.59%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - ACI) | (Columbia International Bond Fund) | Citigroup Non-U.S. Dollar World Government Bond Index – Unhedged (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	5.21%
Life of Fund	8.46%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - Z) | (Columbia International Bond Fund) | Class Z Shares
Average Annual Return:
1 year	5.90%
Life of Fund	7.59%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - Z) | (Columbia International Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	4.67%
Life of Fund	6.55%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - Z) | (Columbia International Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	3.84%
Life of Fund	5.88%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - Z) | (Columbia International Bond Fund) | Citigroup Non-U.S. Dollar World Government Bond Index – Unhedged (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	5.21%
Life of Fund	8.46%
Inception Date	Dec. 01, 2008
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class A Shares
Average Annual Return:
1 year	4.76%
5 years	5.57%
10 years	6.85%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	2.31%
5 years	3.27%
10 years	4.18%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	3.05%
5 years	3.36%
10 years	4.21%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 year	9.96%
5 years	6.61%
10 years	7.38%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class B Shares
Average Annual Return:
1 year	3.97%
5 years	5.46%
10 years	6.56%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class C Shares
Average Annual Return:
1 year	8.12%
5 years	5.97%
10 years	6.73%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class R Shares
Average Annual Return:
1 year	10.07%
5 years	6.63%
10 years	7.39%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Class W Shares
Average Annual Return:
1 year	9.96%
5 years	6.61%
10 years	7.38%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Barclays Capital Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	6.59%
5 years	5.56%
10 years	5.83%
(Columbia Strategic Income - ABCR R4 R5 W) | (Columbia Strategic Income Fund) | Bar CABI 35/JPM GHY 35/Citi WGBI 15/JPM EMBI 15 (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	10.21%
5 years	7.78%
10 years	8.19%
(Columbia Strategic Income Class Z) | (Columbia Strategic Income Fund) | Class Z Shares
Average Annual Return:
1 year	10.17%
5 years	6.87%
10 years	7.59%
(Columbia Strategic Income Class Z) | (Columbia Strategic Income Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	7.47%
5 years	4.43%
10 years	4.79%
(Columbia Strategic Income Class Z) | (Columbia Strategic Income Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	6.56%
5 years	4.40%
10 years	4.78%
(Columbia Strategic Income Class Z) | (Columbia Strategic Income Fund) | Barclays Capital Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	6.59%
5 years	5.56%
10 years	5.83%
(Columbia Strategic Income Class Z) | (Columbia Strategic Income Fund) | Bar CABI 35/JPM GHY 35/Citi WGBI 15/JPM EMBI 15 (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	10.21%
5 years	7.78%
10 years	8.19%